Note 16 - Subsequent Events	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Subsequent Events [Text Block]

16. Subsequent Events

The following event occurred after June 30, 2026:

In August 2026, the Company declared a dividend of $0.80 per share of common stock, which was paid on September 16, 2026, to holders of record on September 9, 2026.